Cash and cash equivalents	9 Months Ended
Sep. 30, 2020
Cash and cash equivalents
Cash and cash equivalents

3.Cash and cash equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise the following balances with original term to maturity of 90 days or less:

	September 30,	December 31,
	2020	2019
Cash	$18,020,534	$2,670,877
Cash equivalent	83,034,409	8,424,971
	$101,054,943	$11,095,848